Columbia Short Duration Municipal Bond Fund
First Quarter Report
July 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Short Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 5.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 5.6%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	4.050%	4,000,000	4,000,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	4.050%	2,450,000	2,450,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	4.050%	3,000,000	3,000,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	4.050%	2,000,000	2,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	4.050%	2,800,000	2,800,000
06/15/2050	4.050%	2,700,000	2,700,000
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	4.050%	820,000	820,000
Total			17,770,000
Total Floating Rate Notes (Cost $17,770,000)			17,770,000

Municipal Bonds 88.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.0%
Black Belt Energy Gas District
Refunding Revenue Bonds
Series 2022D1 (Mandatory Put 06/01/27)
07/01/2052	4.000%	3,000,000	3,023,394
Revenue Bonds
Project No. 4
Series 2019A-1 (Mandatory Put 12/01/25)
12/01/2049	4.000%	2,000,000	2,007,132
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2028	5.000%	1,750,000	1,856,929
10/01/2029	5.000%	1,500,000	1,611,959
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Industrial Development Board of the City of Mobile
Senior Revenue Bonds
Alabama Power Co. - Barry Plant Project
Series 2020 (Mandatory Put 06/26/25)
06/01/2034	1.000%	1,150,000	1,121,658
Total			9,621,072
Arizona 2.8%
Chandler Industrial Development Authority(c)
Revenue Bonds
Intel Corp. Project
Series 2022-1 (Mandatory Put 09/01/27)
09/01/2042	5.000%	5,000,000	5,154,306
Series 2024 (Mandatory Put 06/01/29)
06/01/2049	4.000%	1,000,000	1,014,408
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Junior Lien - Airport
Series 2019B
07/01/2026	5.000%	990,000	1,021,737
Coconino County Pollution Control Corp.
Refunding Revenue Bonds
Nevada Power Co.
Series 2023 (Mandatory Put 03/31/26)
09/01/2032	4.125%	500,000	499,003
Maricopa County Industrial Development Authority(d)
Refunding Revenue Bonds
Banner Health Obligation
Series 2019 (Mandatory Put 10/18/24)
Muni Swap Index Yield + 0.570% 01/01/2035	4.180%	1,275,000	1,274,541
Total			8,963,995
California 5.3%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019
09/01/2028	5.000%	1,000,000	1,071,206
California Infrastructure & Economic Development Bank(c),(e)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2024 (Mandatory Put 01/30/25)
01/01/2050	3.950%	2,400,000	2,400,055
California Infrastructure & Economic Development Bank(c),(e),(f),(g)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2024 (Mandatory Put 08/15/25)
01/01/2050	8.000%	800,000	811,004

Columbia Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(c)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/24)
03/01/2054	3.875%	1,000,000	1,007,828
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Hospital
Series 2021
10/15/2025	4.000%	400,000	400,058
Corona-Norco Unified School District(h)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002D (AGM)
09/01/2027	0.000%	2,000,000	1,806,840
Los Angeles Unified School District
Unlimited General Obligation Refunding Bonds
Series 2024A
07/01/2029	5.000%	3,000,000	3,318,364
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
Second Series 2023A
05/01/2028	5.000%	5,000,000	5,258,899
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	1,000,000	1,068,687
Total			17,142,941
Colorado 3.4%
City & County of Denver Airport System(c)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	2,005,060
Revenue Bonds
Series 2022A
11/15/2028	5.000%	5,000,000	5,295,062
Colorado Health Facilities Authority
Revenue Bonds
Aberdeen Ridge
Series 2021B
05/15/2028	2.125%	1,750,000	1,688,194
E-470 Public Highway Authority(d)
Prerefunded 08/30/24 Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350% 09/01/2039	3.921%	1,000,000	1,000,078
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Series 2024B (Mandatory Put 09/01/26)
0.7 x SOFR + 0.750% 09/01/2039	4.321%	1,000,000	999,461
Total			10,987,855
Connecticut 0.3%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Yale New Haven Health
Series 2024 (Mandatory Put 07/01/29)
07/01/2049	5.000%	500,000	540,529
State of Connecticut Special Tax
Revenue Bonds
Series 2022A
07/01/2027	5.000%	500,000	529,643
Total			1,070,172
District of Columbia 1.4%
District of Columbia Housing Finance Agency
Revenue Bonds
Faircliff Plaza East Apartments Project
Series 2022 (FHA) (Mandatory Put 12/01/25)
12/01/2026	5.000%	1,450,000	1,480,378
Metropolitan Washington Airports Authority Aviation(c)
Refunding Revenue Bonds
Series 2020A
10/01/2025	5.000%	2,000,000	2,036,544
Series 2024A
10/01/2027	5.000%	1,000,000	1,044,225
Total			4,561,147
Florida 2.3%
County of Miami-Dade Seaport Department(c)
Refunding Revenue Bonds
Series 2023A
10/01/2027	5.000%	1,650,000	1,720,009
Duval County Public Schools
Certificate of Participation
Series 2022 (AGM)
07/01/2026	5.000%	2,125,000	2,204,761
Greater Orlando Aviation Authority(c)
Revenue Bonds
Series 2019A
10/01/2025	5.000%	2,000,000	2,037,235
Miami-Dade County Housing Finance Authority
Revenue Bonds
Cutler Vista
Series 2023 (Mandatory Put 09/01/25)
03/01/2027	5.000%	1,000,000	1,016,974
Columbia Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2025	4.000%	180,000	177,844
Village Community Development District No. 13
Special Assessment Bonds
Series 2021
05/01/2026	1.800%	300,000	291,337
Total			7,448,160
Georgia 1.3%
Development Authority of Burke County (The)
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2022 (Mandatory Put 08/19/25)
12/01/2049	2.875%	750,000	741,273
Georgia Power Company Plant Vogtle Project
Series 2024 (Mandatory Put 03/12/27)
11/01/2053	3.375%	350,000	350,134
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	2,000,000	2,102,599
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	1,000,000	1,069,052
Total			4,263,058
Guam 0.8%
Guam Power Authority(i)
Refunding Revenue Bonds
Series 2022A
10/01/2025	5.000%	2,375,000	2,414,691
Illinois 5.3%
Illinois Development Finance Authority(h)
Revenue Bonds
Regency Park
Series 1991 Escrowed to Maturity
07/15/2025	0.000%	2,010,000	1,945,176
Illinois Finance Authority(b)
Refunding Revenue Bonds
OSF Healthcare System
Series 2020 (Mandatory Put 11/15/24)
05/15/2050	5.000%	4,250,000	4,252,729
Illinois Finance Authority(d)
Refunding Revenue Bonds
Presbyterian Homes
Series 2021 (Mandatory Put 05/01/26)
Muni Swap Index Yield + 0.700% 05/01/2042	4.310%	1,250,000	1,231,396
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Housing Development Authority
Revenue Bonds
Senior
Series 2016A
10/01/2031	3.125%	915,000	866,344
Metropolitan Pier & Exposition Authority(g)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2024
06/15/2029	5.000%	2,000,000	2,101,503
State of Illinois
Unlimited General Obligation Bonds
Series 2023B
05/01/2028	5.000%	300,000	318,461
05/01/2032	5.000%	3,500,000	3,901,738
Unlimited General Obligation Refunding Bonds
Series 2022B
03/01/2025	5.000%	2,400,000	2,424,310
Total			17,041,657
Indiana 0.7%
Indianapolis Local Public Improvement Bond Bank(c)
Refunding Revenue Bonds
Indianapolis Airport
Series 2019
01/01/2026	5.000%	1,050,000	1,072,672
Indianapolis Airport Authority Project
Series 2023
01/01/2030	5.000%	1,000,000	1,067,950
Total			2,140,622
Iowa 1.7%
Iowa Finance Authority(c)
Revenue Bonds
Geno NW Iowa RNG, LLC Renewable Natural Gas Project
Series 2024 (Citibank NA) (Mandatory Put 04/01/26)
01/01/2042	3.875%	2,450,000	2,454,917
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	2,870,000	2,929,594
Total			5,384,511
Kentucky 2.0%
City of Henderson(c),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2032	3.700%	900,000	885,065

Columbia Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kenton County School District Finance Corp.
Refunding Revenue Bonds
Series 2015B
10/01/2025	3.000%	1,995,000	1,986,367
Kentucky Interlocal School Transportation Association
Refunding Certificate of Participation
Series 2021
03/01/2025	1.250%	1,330,000	1,304,624
Kentucky Public Energy Authority(d)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x SOFR + 1.234% 12/01/2049	4.805%	1,000,000	1,002,596
Kentucky Public Energy Authority
Revenue Bonds
Series 2020A (Mandatory Put 06/01/26)
12/01/2050	4.000%	1,355,000	1,361,456
Total			6,540,108
Louisiana 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Entergy Louisiana LLC Project
Series 2021
06/01/2030	2.000%	1,250,000	1,108,550
Louisiana Public Facilities Authority(c),(e)
Revenue Bonds
Elementus Minerals LLC Project
Series 2023 (Mandatory Put 11/01/25)
10/01/2043	5.000%	2,500,000	2,526,197
Total			3,634,747
Maryland 0.9%
Maryland Community Development Administration
Revenue Bonds
Series 2021B
03/01/2027	0.900%	860,000	783,048
Maryland Economic Development Corp.(c)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
11/12/2028	5.000%	2,000,000	2,035,892
Total			2,818,940
Massachusetts 3.0%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Berklee College of Music
Series 2016
10/01/2029	5.000%	1,000,000	1,031,760
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Educational Financing Authority(c)
Revenue Bonds
Education Loan
Series 2014-I
01/01/2025	5.000%	3,000,000	3,018,458
Senior Series 2020B
07/01/2026	5.000%	1,250,000	1,280,558
Senior Series 2022B
07/01/2025	5.000%	250,000	253,865
07/01/2029	5.000%	825,000	861,433
Massachusetts Housing Finance Agency
Revenue Bonds
Sustainability Bonds
Series 2022-D3 (FHA)
12/01/2026	3.300%	1,000,000	999,074
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2026	5.000%	1,000,000	1,026,618
BOSFUEL Project
Series 2019A
07/01/2025	5.000%	1,000,000	1,010,547
Total			9,482,313
Michigan 2.5%
Great Lakes Water Authority Water Supply System
Refunding Revenue Bonds
Series 2024A
07/01/2029	5.000%	2,250,000	2,466,917
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care
Series 2021D-1
10/15/2026	0.900%	2,495,000	2,362,989
10/15/2027	1.100%	1,650,000	1,537,279
Michigan Finance Authority(f)
Refunding Revenue Bonds
Trinity Health
Series 2019 (Mandatory Put 02/01/25)
12/01/2044	5.000%	1,605,000	1,617,943
Total			7,985,128
Minnesota 0.5%
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2024	3.000%	100,000	99,998
08/01/2025	3.000%	200,000	198,696
08/01/2026	3.000%	250,000	246,561
Columbia Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota Housing Finance Agency(c)
Revenue Bonds
Series 2020D (GNMA)
07/01/2026	1.650%	360,000	340,840
Series 2020H
01/01/2025	0.800%	340,000	334,702
07/01/2025	0.850%	360,000	347,589
Total			1,568,386
Mississippi 0.5%
County of Warren(c)
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
08/01/2027	1.600%	1,000,000	980,135
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2024	5.000%	750,000	752,376
Total			1,732,511
Missouri 1.3%
Kansas City Industrial Development Authority(c)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2028	5.000%	1,645,000	1,718,647
03/01/2029	5.000%	2,165,000	2,288,207
Total			4,006,854
Nebraska 0.7%
Gretna Public Schools
Unlimited General Obligation Bonds
Series 2022B
12/15/2027	5.000%	2,080,000	2,131,748
Nevada 0.1%
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	465,000	466,854
New Hampshire 1.1%
New Hampshire Business Finance Authority
Refunding Revenue Bonds
Springpoint Senior Living
Series 2021
01/01/2025	4.000%	290,000	289,211
01/01/2026	4.000%	265,000	262,906
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire Business Finance Authority(c),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 07/01/24)
Muni Swap Index Yield + 0.375% 10/01/2033	4.500%	3,000,000	2,999,977
Total			3,552,094
New Jersey 4.5%
Camden County Improvement Authority (The)
Revenue Bonds
Northgate I Apartment Project
Series 2024 (FHA) (Mandatory Put 03/01/26)
03/01/2027	5.000%	975,000	998,910
City of Newark
Unlimited General Obligation Notes
BAN Series 2023B
09/27/2024	5.000%	2,000,000	2,002,511
New Jersey Economic Development Authority(c)
Refunding Revenue Bonds
New Jersey-American Water Company, Inc. Project
Series 2020
12/01/2025	0.850%	2,750,000	2,598,548
New Jersey Economic Development Authority
Refunding Revenue Bonds
Series 2015XX
06/15/2026	4.250%	2,355,000	2,373,545
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,095,739
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Series 2023B
12/01/2028	5.000%	4,000,000	4,197,960
Total			14,267,213
New York 13.6%
City of New York
Unlimited General Obligation Bonds
Series 2024A
08/01/2029	5.000%	2,345,000	2,562,281
Unlimited General Obligation Refunding Bonds
Series 2023C
08/01/2027	5.000%	4,000,000	4,230,202
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021B
07/01/2027	4.000%	770,000	753,598

Columbia Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Island Power Authority
Refunding Revenue Bonds
Series 2023F
09/01/2029	5.000%	3,000,000	3,309,013
New York City Transitional Finance Authority
Refunding Revenue Bonds
Subordinated Series 2024
11/01/2029	5.000%	1,500,000	1,652,131
Revenue Bonds
Subordinated Series 2018A-2
11/01/2027	5.000%	3,235,000	3,448,655
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2031	1.900%	950,000	803,588
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2023A
03/15/2029	5.000%	3,250,000	3,556,975
Revenue Bonds
Series 2024A
03/15/2031	5.000%	1,700,000	1,909,913
New York State Thruway Authority
Refunding Revenue Bonds
Series 2024P
01/01/2027	5.000%	3,000,000	3,153,109
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2026	2.250%	1,550,000	1,501,486
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2018-207
09/15/2029	5.000%	5,000,000	5,215,686
Series 2021-223
07/15/2026	5.000%	4,130,000	4,265,379
Revenue Bonds
Consolidated One Hundred Eighty Four
Series 2014-25A
09/01/2028	5.000%	1,275,000	1,276,292
State of New York Mortgage Agency(c)
Refunding Revenue Bonds
Social Bonds
Series 2021-235
04/01/2027	1.300%	2,705,000	2,479,447
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Social Bonds
Series 2021-240
04/01/2025	0.950%	2,485,000	2,420,110
10/01/2025	1.050%	1,000,000	957,741
Total			43,495,606
North Carolina 1.7%
North Carolina Eastern Municipal Power Agency(j)
Revenue Bonds
Series 1993 (FGIC)
01/01/2025	3.100%	600,000	595,240
North Carolina Housing Finance Agency
Revenue Bonds
Home Ownership
Series 2021-47 (GNMA)
01/01/2028	1.050%	1,580,000	1,398,666
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2025	5.000%	1,500,000	1,509,705
Series 2018
01/01/2025	5.000%	1,110,000	1,117,182
North Carolina Turnpike Authority(h)
Refunding Revenue Bonds
Series 2016C
07/01/2026	0.000%	780,000	721,012
Total			5,341,805
North Dakota 0.3%
North Dakota Housing Finance Agency(c)
Refunding Revenue Bonds
Social Bonds
Series 2021C
01/01/2025	0.950%	975,000	958,796
Ohio 2.1%
City of Columbus
Unlimited General Obligation Bonds
Series 2023A
08/15/2024	5.000%	725,000	725,383
Ohio Air Quality Development Authority(c)
Refunding Revenue Bonds
Duke Energy Corp. Project
Series 2022 (Mandatory Put 06/01/27)
11/01/2039	4.250%	2,500,000	2,519,337
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health Systems
Series 2024
01/01/2032	5.000%	1,000,000	1,134,065
Columbia Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2022A
06/15/2028	5.000%	2,250,000	2,427,805
Total			6,806,590
Oklahoma 3.3%
Oklahoma County Independent School District No. 89 Oklahoma City
Unlimited General Obligation Bonds
Series 2023A
07/01/2027	3.000%	6,000,000	5,951,167
Oklahoma Industries Authority
Revenue Bonds
Oklahoma Public Schools Project
Series 2024
04/01/2032	5.000%	4,000,000	4,518,996
Total			10,470,163
Oregon 0.2%
State of Oregon Housing & Community Services Department(f)
Revenue Bonds
Plaza Los Amigos Apartments Project
Series 2022 (Mandatory Put 02/01/25)
02/01/2026	3.000%	500,000	497,785
Pennsylvania 3.0%
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System Obligated Group
Series 2020 (Mandatory Put 02/15/27)
04/01/2043	5.000%	3,350,000	3,466,042
Pennsylvania Higher Education Assistance Agency(c)
Revenue Bonds
Series 2021A
06/01/2027	5.000%	1,315,000	1,350,270
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,363,567
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series 2022B
12/01/2026	5.000%	275,000	288,146
Redevelopment Authority of the City of Philadelphia(c)
Refunding Revenue Bonds
Series 2015B
04/15/2027	5.000%	2,010,000	2,033,302
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Asset Improvement Program
Series 2022
06/01/2027	5.000%	1,000,000	1,054,758
Total			9,556,085
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico 0.4%
Commonwealth of Puerto Rico(i)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2025	5.375%	1,243,718	1,253,778
Rhode Island 1.0%
Rhode Island Housing & Mortgage Finance Corp.(c)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2016
04/01/2026	2.600%	1,235,000	1,213,029
10/01/2026	2.650%	1,575,000	1,541,334
Rhode Island Student Loan Authority(c)
Revenue Bonds
Senior Program
Series 2019A
12/01/2035	2.875%	630,000	609,929
Total			3,364,292
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
International Paper Co. Project
Series 2023 (Mandatory Put 04/01/26)
04/01/2033	4.000%	850,000	851,867
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Novant Health Obligated Group
Series 2024
11/01/2031	5.000%	1,500,000	1,678,558
Total			2,530,425
Texas 6.8%
Central Texas Turnpike System(g)
Refunding Revenue Bonds
Second Tier
Series 2024C
08/15/2031	5.000%	1,710,000	1,900,082
City of Houston Airport System(c)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2031	5.000%	3,250,000	3,520,186
City of Houston Combined Utility System
Refunding Revenue Bonds
First Lien
Subordinated Series 2024A
11/15/2029	5.000%	500,000	549,477
County of Harris Toll Road
Refunding Revenue Bonds
Series 2023A
08/15/2028	5.000%	500,000	539,806

Columbia Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dallas Fort Worth International Airport
Refunding Revenue Bonds
Series 2023B
11/01/2031	5.000%	2,000,000	2,252,760
Denton Independent School District
Unlimited General Obligation Bonds
Series 2023
08/15/2029	5.000%	1,750,000	1,912,317
Harris County Cultural Education Facilities Finance Corp.
Revenue Bonds
Baylor College of Medicine
Series 2024
05/15/2029	5.000%	1,250,000	1,349,406
Matagorda County Navigation District No. 1
Refunding Revenue Bonds
Central Power & Light
Series 2023
05/01/2030	4.250%	2,500,000	2,524,436
North Texas Tollway Authority
Refunding Revenue Bonds
Series 2023A
01/01/2027	5.000%	1,950,000	2,042,015
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2028	5.000%	1,750,000	1,871,941
Port Beaumont Navigation District(c),(e)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2026	1.875%	700,000	675,461
Spring Branch Independent School District
Unlimited General Obligation Bonds
Series 2022
02/01/2025	5.000%	1,000,000	1,009,753
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	1,725,000	1,771,013
Total			21,918,653
Utah 1.1%
City of Salt Lake City Airport(c)
Revenue Bonds
Series 2018A
07/01/2025	5.000%	2,685,000	2,721,803
Intermountain Power Agency
Revenue Bonds
Series 2023A
07/01/2029	5.000%	750,000	822,989
Total			3,544,792
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Vermont 1.1%
Vermont Student Assistance Corp.(c)
Revenue Bonds
Student Loan
Senior Series 2018A
06/15/2025	5.000%	1,010,000	1,022,273
06/15/2026	5.000%	1,375,000	1,404,541
Series 2022A
06/15/2028	5.000%	985,000	1,017,548
Total			3,444,362
Virginia 3.3%
Amelia County Industrial Development Authority(c)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2021
04/01/2027	1.450%	1,750,000	1,601,565
Fairfax County Redevelopment & Housing Authority(f)
Revenue Bonds
Dominion Square North Project
Series 2023 (Mandatory Put 01/01/28)
01/01/2045	5.000%	2,750,000	2,845,924
Henrico County Economic Development Authority(j)
Revenue Bonds
Registered Savrs
Series 1992 Escrowed to Maturity (AGM)
08/23/2027	7.403%	700,000	700,000
Virginia Beach Development Authority
Revenue Bonds
TEMPS 50 - Westminster-Canterbury on Chesapeake Bay
Series 2023
09/01/2029	5.375%	1,000,000	1,038,960
Virginia Housing Development Authority
Revenue Bonds
Series 2023E2 (Mandatory Put 07/01/25)
07/01/2055	3.900%	1,825,000	1,825,764
Virginia Small Business Financing Authority
Refunding Revenue Bonds
LifeSpire of Virginia
Series 2021
12/01/2024	3.000%	220,000	219,009
12/01/2025	3.000%	230,000	226,157
12/01/2026	3.000%	235,000	228,379
Virginia Small Business Financing Authority(c)
Revenue Bonds
Pure Salmon Virginia LLC Project
Series 2023 (Mandatory Put 11/15/24)
11/01/2052	5.000%	2,000,000	2,000,876
Total			10,686,634
Columbia Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 1.9%
City of Seattle
Unlimited General Obligation Bonds
Series 2015
12/01/2031	4.000%	1,810,000	1,819,842
Douglas County Public Utility District No. 1 Wells Hydroelectric Project(c)
Refunding Revenue Bonds
Series 2015A
09/01/2027	5.000%	830,000	843,164
Port of Seattle(c)
Refunding Revenue Bonds
Intermediate Lien
Series 2022
08/01/2028	5.000%	1,500,000	1,584,542
Revenue Bonds
Series 2018A
05/01/2028	5.000%	1,715,000	1,775,206
Total			6,022,754
Wisconsin 1.2%
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2022-4
05/01/2026	5.000%	1,230,000	1,273,171
Wisconsin Health & Educational Facilities Authority(e)
Revenue Bonds
Forensic Science and Protective Medicine Collaboration, Inc. Project
Series 2024
08/01/2027	5.000%	2,500,000	2,554,377
Total			3,827,548
Total Municipal Bonds (Cost $285,641,848)			282,946,845

Municipal Short Term 5.8%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.5%
California Municipal Finance Authority(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2021 (Mandatory Put 01/01/25)
07/01/2051	4.140%	1,685,000	1,686,420
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Mississippi 0.3%
Mississippi Business Finance Corp.(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2019
03/01/2027	4.200%	1,000,000	1,001,181
New York 4.4%
Board of Cooperative Educational Service
Revenue Notes
RAN Series 2024
06/20/2025	4.040%	5,000,000	5,040,547
06/30/2025	3.910%	5,500,000	5,528,395
Oneonta City School District
Unlimited General Obligation Notes
BAN Series 2024
06/27/2025	3.490%	3,500,000	3,530,910
Total			14,099,852
West Virginia 0.6%
West Virginia Economic Development Authority(c)
Revenue Bonds
Allegheny Metallurgical Project
Series 2023 (Mandatory Put 08/01/24)
01/01/2048	4.750%	1,875,000	1,875,000
Total Municipal Short Term (Cost $18,619,345)			18,662,453

Money Market Funds 1.2%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.467%(k)	3,907,832	3,908,223
Total Money Market Funds (Cost $3,907,832)		3,908,223
Total Investments in Securities (Cost $325,939,025)		323,287,521
Other Assets & Liabilities, Net		(2,802,432)
Net Assets		$320,485,089
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)	Variable rate security. The interest rate shown was the current rate as of July 31, 2024.

Columbia Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, July 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2024, the total value of these securities amounted to $10,319,013, which represents 3.22% of total net assets.

(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2024.

(g)	Represents a security purchased on a when-issued basis.
(h)	Zero coupon bond.
(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2024, the total value of these securities amounted to $3,668,469, which represents 1.14% of total net assets.

(j)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(k)	The rate shown is the seven-day current annualized yield at July 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Short Duration Municipal Bond Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT223_04_P01_(09/24)